Regulatory Matters	6 Months Ended
Jun. 30, 2024
Regulated Operations [Abstract]
Regulatory Matters	REGULATORY MATTERS
Regulation of the Corporation's utilities is generally consistent with that disclosed in Note 2 of the Corporation's annual audited consolidated financial statements ("2023 Annual Financial Statements"). A summary of significant outstanding regulatory matters follows.

ITC
MISO Base ROE: In 2022, the U.S. Court of Appeals for the District of Columbia Circuit issued a decision vacating certain Federal Energy Regulatory Commission ("FERC") orders that had established the methodology for setting the base return on equity ("ROE") for transmission owners operating in the Midcontinent Independent System Operator, Inc. ("MISO") region, including ITC. This matter dates back to complaints filed at FERC in 2013 and 2015 challenging the MISO base ROE then in effect. The court has remanded the matter to FERC for further process, the timing and outcome of which remain unknown.

Transmission Incentives: In 2021, FERC issued a supplemental notice of proposed rulemaking ("NOPR") on transmission incentives modifying the proposal in the initial NOPR released by FERC in 2020. The supplemental NOPR proposes to eliminate the 50-basis point regional transmission organization ("RTO") ROE incentive adder for RTO members that have been members for longer than three years. The timing and outcome of this proceeding remain unknown.

Transmission Right of First Refusal ("ROFR"): In December 2023, the Iowa District Court ruled that the manner in which Iowa's ROFR statute was passed is unconstitutional. The statute granted incumbent electric transmission owners, including ITC, a ROFR to construct, own and maintain certain electric transmission assets in the state. The District Court did not make any determination on the merits of the ROFR itself, but did issue a permanent injunction preventing ITC and others from taking further action to construct the MISO long range transmission plan ("LRTP") tranche 1 Iowa projects in reliance on the ROFR. In July 2024, a judge on the Iowa Supreme Court granted a motion filed by ITC requesting a stay of the injunction issued by the District Court. With the stay of the injunction in place, ITC is permitted to advance construction of all Iowa tranche 1 projects originally awarded to the company in 2022. Certain complainants have requested that the judge's order be reviewed by a full quorum of the Iowa Supreme Court. Until there is more certainty around the resolution of these matters, we cannot predict the impact on the timing of capital expenditures related to the LRTP tranche 1 Iowa projects.
Central Hudson
2024 General Rate Application: In July 2024, the New York State Public Service Commission ("PSC") approved a one-year rate plan for Central Hudson with retroactive application to July 1, 2024, including an allowed ROE of 9.5%, an increase from the previous allowed ROE of 9.0%. The decision also concluded that there will be no change in the common equity component of capital structure of 48%.

Customer Information System ("CIS") Implementation: In June 2024, the PSC issued an order that concluded the investigation concerning Central Hudson's billing system implementation. The PSC also released the final report issued by an independent third-party which determined that the CIS is stable and the critical issues have been resolved. As part of the order, total costs of US$63 million were agreed to not be recovered from customers, of which the majority were recognized prior to 2024. The remaining costs to be recognized associated with the order, including Central Hudson's US$4 million contribution to a customer benefit fund recorded in the second quarter of 2024, are not expected to be material.

FortisBC Energy and FortisBC Electric
2025-2027 Rate Framework: In April 2024, FortisBC filed an application with the British Columbia Utilities Commission requesting approval of a rate framework for the period 2025 through 2027. The rate framework builds upon the current multi-year rate plan and includes, amongst other items, a revised level of operation and maintenance expense per customer indexed for inflation less a fixed productivity adjustment factor, a similar approach to growth capital, a forecast approach to sustaining and other capital, continued collection of an innovation fund recognizing the need to accelerate investment in clean energy innovation, and the continued sharing with customers of variances from the allowed ROE. The rate framework also proposes the continuation of deferral mechanisms currently in place. The regulatory process will continue throughout 2024, with a decision expected in mid-2025.

FortisAlberta
Generic Cost of Capital ("GCOC") Decision: In October 2023, the Alberta Utilities Commission ("AUC") issued a decision on the 2024 GCOC proceeding. In November 2023, FortisAlberta sought permission to appeal the GCOC decision to the Court of Appeal of Alberta ("Court of Appeal") on the basis that the AUC erred in its decision to not adjust FortisAlberta's ROE and common equity component of capital structure to address incremental business risk associated with competition from Rural Electrification Associations ("REAs") located in FortisAlberta's service area, as well as heightened regulatory risk due to the non-recovery of costs attributable to REAs. In April 2024, the Court of Appeal granted FortisAlberta permission to appeal, which is expected to be complete in the first quarter of 2025.

Third PBR Term Decision: In October 2023, the AUC issued a decision establishing the parameters for the third performance-based rate ("PBR") setting term for the period of 2024 through 2028. In November 2023, FortisAlberta sought permission to appeal the decision to the Court of Appeal on the basis that the AUC erred in its decision to determine capital funding using 2018-2022 historical capital investments without consideration for funding of new capital programs included in the company's 2023 cost of service revenue requirement as approved by the AUC. The timing and outcome of a decision on the request for appeal is unknown.